Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheets
	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
BALANCE SHEET
Warrant liability	$—	$3,399,878	$3,399,878
Total liabilities	2,945,032	3,399,878	6,344,910
Common stock subject to possible redemption	66,217,172	7,292,153	73,509,325
Common stock – $0.001 par value	2,542	(722)	1,820
Additional paid-in capital	5,137,506	(5,137,506)	—
Accumulated deficit	(140,046)	(5,553,803)	(5,693,849)
Total stockholders’ equity (deficit)	5,000,002	(10,692,031)	(5,692,029)
	As of October 13, 2020
	As Previously Reported	Restatement Adjustment	As Restated
BALANCE SHEET
Warrant liability	$—	$1,905,786	$1,905,786
Total liabilities	3,075,000	1,905,786	4,980,786
Common stock subject to possible redemption	63,622,090	9,887,235	73,509,325
Additional paid-in capital	5,010,180	(5,010,180)	—
Accumulated deficit	(12,187)	(6,782,841)	(6,795,028)
Total stockholders’ equity (deficit)	5,000,006	(11,793,021)	(6,793,015)

Schedule of cash flows
	For the Year-Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF OPERATIONS
Change in fair value of warrant liability	$—	$(1,494,092)	$(1,494,092)
Net loss	(136,408)	(1,490,454)	(1,630,500)
Basic and Diluted Net Loss Per Share	$(0.03)	$(0.65)	$(0.68)

Schedule of balance sheets
	For the Year-Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF CASH FLOWS
Net loss	$(136,408)	$(1,490,454)	$(1,630,500)
Change in fair value of warrant liability	—	1,494,092	1,494,092